Income Taxes - Significant Components of Current and Deferred Income Tax Expense Attributable to Income from Continuing Operations (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Income Taxes
Income (loss) before income taxes	$ (40,341)	$ 10,054	$ (41,883)	$ 37,046
Income tax benefit (expense)	$ 49	$ 166	$ (196)	$ 378
Effective tax rate	0.00%	(2.00%)	0.00%	(1.00%)